Consolidated Statements of Partners' Capital and Noncontrolling Interest (Predecessor) (USD $) In Millions, except Share data	Total	Predecessor USD ($)	Predecessor Common Units	Predecessor Common Unitholders USD ($)	Predecessor General Partner Interest USD ($)	Predecessor Accumulated Other Comprehensive Income (Loss) USD ($)	Predecessor Noncontrolling Interest USD ($)
Balance at Dec. 31, 2009		$ 1,243		$ 1,212	$ 19	$ (2)	$ 14
Balance - (in Units) at Dec. 31, 2009			93,188,353
Issuance of common units under LTIP, net of forfeitures and tax withholding - units			152,075
Issuance of common units under LTIP, net of forfeitures and tax withholding		(5)		(5)
Unit-based compensation expenses		12		12
Accrued distributions to phantom units		(1)		(1)
Acquisition of assets between entities under common control in excess of historical costs		(17)			(17)
Partner distributions		(86)		(83)	(3)
Distributions to noncontrolling interest		1					(1)
Net income (loss)		(5)		(6)	1
Distributions to Series A Preferred Units		(2)		(2)
Net cash flow hedge amounts reclassified to earnings		2				2
Net change in fair value of cash flow hedges		19				19
Balance at May. 25, 2010		$ 1,159		$ 1,127	$ 0	$ 19	$ 13
Balance - (in Units) at May. 25, 2010			93,340,428